INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes

Income (loss) from continuing operations before income taxes and equity losses of affiliates includes the following components (in thousands):

	Years Ended December 31,
	2023	2022	2021
United States	$728,433	$(127,291)	$(384,846)
Foreign	53,215	3,197	(65,008)
Total	$781,648	$(124,094)	$(449,854)

Summary of Components of Provision for (Benefit from) Income Taxes

The provision for (benefit from) income tax consists of the following (in thousands):

	Years Ended December 31,
	2023	2022	2021
Current:
U.S. federal, state, and local	$62,635	$7,756	$1,720
Foreign	50,986	37,789	41,472
Total current	113,621	45,545	43,192
Deferred:
U.S. federal, state, and local	96,454	(703,071)	(77,533)
Foreign	(1,185)	(172)	7,259
Total deferred	95,269	(703,243)	(70,274)
Total provision for (benefit from) income taxes	$208,890	$(657,698)	$(27,082)

Schedule of Effective Income Tax Rate Based on Consolidated Statements of Operations Differs from U.S. Statutory Federal Income Tax Rate	The effective income tax rate based on the actual provision (benefit) shown in the consolidated statements of operations differs from the U.S. statutory federal income tax rate as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
U.S. federal statutory income tax rate	21%	21%	21%
Income tax benefit at U.S. federal statutory rate	$164,146	$(26,059)	$(94,469)
Partnership (income) loss not taxable/deductible for tax	(13,515)	(37,440)	8,722
Tax impact of foreign operations	1,087	23,823	4,358
Permanent differences	13,814	(26,012)	7,257
Nondeductible meals and entertainment	4,445	2,986	1,187
Equity method investments	(3,055)	(21,511)	(5,301)
Capital loss carryforward	—	3,649	(137)
UK hybrid restriction	(2,187)	(2,192)	6,216
Withholding tax	29,601	17,344	24,392
Foreign tax credit, net of expiration	(34,321)	3,384	1,556
Foreign tax deduction	873	(3,564)	(5,297)
Equity compensation	29,273	27,197	59,716
Deferred impact of foreign tax rate change	(250)	(775)	10,684
Net operating loss adjustment	1,777	(39,684)	—
Section 743(b)/734 adjustment	(7,478)	(51,170)	—
Tax receivable agreement adjustment	(16,646)	136,310	21,365
Valuation allowance	2,478	(721,955)	(78,915)
Unrecognized tax benefits	8,347	6,240	5,567
U.S. state and local taxes	29,998	50,844	4,764
Other	503	887	1,253
Total provision for (benefit from) income taxes	$208,890	$(657,698)	$(27,082)

Summary of Principal Components of Deferred Tax Assets and Liabilities

Principal components of deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2023	2022
Deferred tax assets:
Compensation and severance	66,049	41,113
Net operating loss, tax credits, and other tax carryforwards	280,026	277,001
Lease liability	116,801	61,439
Intangible assets	12,332	655,918
Property, buildings and equipment	—	1,349
Other assets	56,293	18,481
Total gross deferred tax assets	531,501	1,055,301
Less valuation allowance	(182,513)	(171,521)
Total deferred tax assets	348,988	883,780
Deferred tax liabilities:
Investments	(144,547)	(124,544)
Loss contracts	(13,547)	(14,613)
Property, buildings and equipment	(58,039)	—
Lease asset	(110,215)	(53,253)
Branch offset	(23,822)	—
Other liabilities	(15,340)	(22,913)
Total gross deferred tax liabilities	(365,510)	(215,323)
Net deferred tax (liabilities) assets	$(16,522)	$668,457

Schedule of Aggregate Changes to the Liability for Unrecognized Tax Benefits, Excluding Interest and Penalties	The aggregate changes to the liability for unrecognized tax benefits, excluding interest and penalties, were as follows (in thousands):

	December 31,
	2023	2022	2021
Beginning balance	$38,917	$38,452	$34,425
Acquisitions	31	—	294
Gross increases	19,531	9,832	15,617
Gross decreases	(343)	(1,189)	(11,087)
Lapse of statute of limitations	(7,805)	(6,054)	(604)
Translation adjustments	531	(2,124)	(193)
Ending balance	$50,862	$38,917	$38,452